Housing Loans and Deposits from Customers in the Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business, Carrying amount	¥ 1,522,415	¥ 1,449,790
Allowance for credit losses of housing loans in the banking business	717	866
Balance of time deposits issued in amounts of 10 million yen or more	¥ 279,943	¥ 275,638